Redeemable Noncontrolling Interests - Additional Information (Detail)	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013	Nov. 30, 2013	Aug. 31, 2013
Travelmob [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership interest			68.50%		100.00%
Bookabach [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership interest	75.00%		55.00%	55.00%
Percentage of additional ownership interest acquired	20.00%	20.00%